Intangible Assets (Details) - Schedule of intangible assets - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cost
Balance at beginning	$ 9,914,104	$ 9,016,764
Balance at Ending	19,358,908	9,914,104
Foreign currency adjustment	(47,444)	15,065
Additions	9,492,248	882,275
Accumulated amortization
Balance at Beginning	8,176,688	6,876,389
Balance at Ending	10,186,401	8,176,688
Amortization	2,009,713	1,300,299
Carrying amounts
Carrying amounts	9,172,507	1,737,416	$ 2,140,375
Software [Member]
Cost
Balance at beginning	9,914,104	9,016,764
Balance at Ending	12,218,908	9,914,104
Foreign currency adjustment	(47,444)	15,065
Additions	2,352,248	882,275
Accumulated amortization
Balance at Beginning	8,176,688	6,876,389
Balance at Ending	9,481,679	8,176,688
Amortization	1,304,991	1,300,299
Carrying amounts
Carrying amounts	2,636,555	2,256,903	2,140,375
Customer Relationships [Member]
Cost
Balance at beginning
Balance at Ending	4,840,000
Additions	4,840,000
Accumulated amortization
Balance at Beginning
Balance at Ending	403,333
Amortization	403,333
Carrying amounts
Carrying amounts	4,494,286
Tradename [Member]
Cost
Balance at beginning
Balance at Ending	750,000
Additions	750,000
Accumulated amortization
Balance at Beginning
Balance at Ending
Amortization
Carrying amounts
Carrying amounts	750,000
Developed Technology [Member]
Cost
Balance at beginning
Balance at Ending	1,550,000
Additions	1,550,000
Accumulated amortization
Balance at Beginning
Balance at Ending	301,389
Amortization	301,389
Carrying amounts
Carrying amounts	$ 1,291,667